CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents		$ 118,572	$ 152,984
Term deposits		134,055	116,284
Restricted cash		1,640	3,767
Accounts and notes receivable, net of allowance of US$8,892 and US$11,487 as of December 31, 2014 and 2015, respectively		87,517	88,691
Inventory		1,831	13,135
Deferred tax assets, current portion	[1]	946	1,288
Prepaid expenses and other current assets, net of allowance of US$0 and US$5,612 as of December 31, 2014 and December 31, 2015, respectively (including US$6,781 and US$3,204 of prepayment to related parties as of December 31, 2014 and 2015, respectively)		41,739	44,136
Total current assets		386,300	420,285
Non-current assets:
Equity investments, net	[2]	41,134	35,249
Property and equipment, net		5,308	5,984
Intangible assets, net		29,518	33,890
Goodwill		319,280	320,424
Deferred tax assets, non-current portion		968	$ 167
Consideration prepaid for acquiring an investee		3,080
Other non-current assets (including US$352 and US$372 of prepayment to related parties as of December 31, 2014 and 2015, respectively)		16,554	$ 17,809
Total Assets		802,142	833,808
Current liabilities:
Accounts payable* (including accounts payable of US$0 and US$44 to related parties and accounts payable of the consolidated variable interest entities without recourse to the Company of US$22,428 and US$37,108 as of December 31, 2014 and 2015, respectively)	[3]	41,613	24,050
Receipt in advance* (including receipt in advance of the consolidated variable interest entities without recourse to the Company of US$12,551 and US$1,493 as of December 31, 2014 and 2015, respectively)	[3]	1,493	12,552
Deferred revenue* (including deferred revenue of the consolidated variable interest entities without recourse to the Company of US$11,255 and US$8,179 as of December 31, 2014 and 2015, respectively)	[3]	10,188	14,922
Consideration payable of acquiring an associate/investee* (including consideration payable of acquiring an associate of consolidated variable interest entities without recourse to the Company of US$817 and US$3,350 as of December 31, 2014 and 2015, respectively)	[3]	9,616	817
Accrued expenses and other current liabilities* (including accrued expenses and other current liabilities of US$6,633 and US$0 to a related party and accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to the Company of US$25,198 and US$4,184 as of December 31, 2014 and 2015, respectively)	[3]	24,661	35,239
Tax payable* (including tax payable of the consolidated variable interest entities without recourse to the Company of US$5,576 and US$13,430 as of December 31, 2014 and 2015, respectively)	[3]	13,875	$ 5,658
Short term borrowing		2,575
Convertible debt		172,500
Total current liabilities		$ 276,521	$ 93,238
Non-current liabilities:
Convertible debt			172,500
Deferred tax liabilities, non-current* (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to the Company of US$8,859 and US$6,840 as of December 31, 2014 and 2015, respectively)	[3]	$ 6,979	9,159
Total Liabilities		$ 283,500	$ 274,897
Commitments and contingencies
Mezzanine equity		$ 4,211	$ 21,854
NQ Mobile Inc.'s shareholders' equity
Additional paid-in capital		580,932	571,606
Statutory reserve		12,149	10,577
Treasury stock at cost (17,154,650 and 13,896,085 shares, respectively, as of December 31, 2014 and 2015, respectively)		(13,414)	(19,196)
Accumulated deficit		(94,359)	(91,484)
Accumulated other comprehensive income/(loss)		(25,854)	8,379
Total NQ Mobile Inc.'s shareholders' equity		459,502	479,929
Non-controlling interest		54,929	57,128
Total equity		514,431	537,057
Total Liabilities, Mezzanine equity and Equity		802,142	833,808
Class A common shares [Member]
NQ Mobile Inc.'s shareholders' equity
Common shares		43	42
Class B common shares [Member]
NQ Mobile Inc.'s shareholders' equity
Common shares		$ 5	$ 5

[1]	Deferred income tax assets are evaluated on the basis of each operating entity. For any entities which are not to be expected to generate enough taxable income in the future, the Group took full allowance against the net deferred tax assets. For entities in profit in the year of 2015, the Group assesses the likelihood that the Group will recover the deferred tax assets from future taxable income. The total current deferred income tax assets were resulted from deductible advertising expenses, bad debt provision, and accruals. The total non-current deferred income tax assets were resulted from long-term investment impairment and net operating losses.
[2]	Balances are presented using period-end exchange rate of RMB against USD.
[3]	All of the VIEs' assets can be used to settle obligations of their primary beneficiary. Liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company's general assets (Note 1(e)).